SCHEDULE OF STOCK OPTION ACTIVITY (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Equity [Abstract]
Options outstanding balance, beginning	18,614
Weighted average exercise price per share, beginning	$ 5.59
Weighted average remaining contractual term for option awards outstanding	6 years 6 months	7 years 6 months
Granted
Weighted average exercise price per share, granted
Cancelled	(911)
Weighted average exercise price per share, cancelled	$ 20.30
Exercised
Weighted average exercise price per share, exercised
Options outstanding balance, ending	17,703	18,614
Weighted average exercise price per share, ending	$ 4.94	$ 5.59
Options Exercisable	16,200
Weighted average exercise price per share, exercisable	$ 4.24